INCOME TAXES	12 Months Ended
Sep. 30, 2021
INCOME TAXES
NOTE 8. INCOME TAXES

NOTE 8. INCOME TAXES

BVI

UMeWorld Limited, and AlphaRx International Holdings were incorporated in the BVI and, under the current laws of the BVI, are not subject to income taxes.

Canada

AlphaRx Canada Limited was incorporated in Canada and is subject to income tax rate of 38%.

Hong Kong

UMeLook HK, and UMeZone Adaptive Learning Technology Limited were incorporated and subject to the Hong Kong Profits Tax at the income tax rates ranging from 8.25% to 16.5% on the assessable income arising in Hong Kong during its tax year. No provision for Hong Kong Profits tax has been made as these companies had no taxable income during the years ended September 30, 2021, 2020 and 2019.

PRC

The Company’s subsidiaries, UMeLook (Guangzhou) Information Technology Co. Ltd. and YouYiXue (Guangzhou) Information Technology Co. Ltd., and VIE, XinYiXun, registered in the PRC are subject to PRC Enterprise Income Tax (“EIT”) of 25% on the taxable income in accordance with the relevant PRC income tax laws. No provision for PRC income tax has been made as these companies had no taxable income during the years ended September 30, 2021, 2020 and 2019.

The tax effect of material temporary differences representing deferred tax assets is estimated as follows:

	2021	2020	2019
Deferred tax assets:
Canada	$-	$288	$763
Hong Kong	518	428	546
PRC	7,374	157	1,756
Sub-total	7,892	873	3,065
Less: Valuation allowance	(7,892)	(873)	(3,065)
Net deferred tax assets	$-	$-	$-

The valuation allowance as of September 30, 2021 and 2020 totaled $7,892 and $873, respectively which consisted primarily of established reserves for deferred tax assets arising from non-capital operating loss carry forwards for our entities in United States and our foreign entities. The tax rates being used to determine deferred tax assets are estimated at 38% for Canada, 25% for mainland China, and 16.5% for Hong Kong. The consolidated effective tax (benefit) rate as a percentage of income (loss) before income taxes is as follows.

ASC 740 requires recognition and measurement of uncertain income tax positions using a “more-likely-than-not” approach. The management evaluated the Company’s tax positions and considered that no provision for uncertainty in income taxes was necessary as of September 30, 2021 and 2020.